STAFF RETIREMENT PLANS (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Staff Retirement Plans
Contribution to staff retirement plans	$ 634,879	¥ 4,356,795	$ 433,699	¥ 3,137,874
Contribution to staff retirement plans	$ 10,316